Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS
— 98.8%
Australia — 5.2%
9,200
Commonwealth Bank of Australia ...... $ 584,771
27,475
Computershare, Ltd. ................ 309,180
60,800
Fortescue Metals Group, Ltd. ......... 1,098,194
12,000
Rio Tinto, Ltd. .................... 1,055,298
168,375
Santos, Ltd. ...................... 815,391
32,100
Sonic Healthcare, Ltd. .............. 795,336
4,658,170
Austria — 0.9%
18,225
ANDRITZ AG .................... 835,454
835,454
Belgium — 2.7%
15,700
Ageas .......................... 833,782
2,475
Sofina SA ....................... 837,234
17,825
Telenet Group Holding NV ........... 762,397
2,433,413
Denmark — 2.7%
2,450
GN Store Nord AS ................. 195,300
16,625
Novo Nordisk A/S, Class B ........... 1,159,746
9,575
Pandora A/S ...................... 1,071,613
2,426,659
Finland — 1.9%
35,750
Fortum OYJ ...................... 863,725
32,325
Kesko OYJ, Class B ................ 829,674
1,693,399
France — 8.9%
11,875
ArcelorMittal SA(a) ................ 271,581
7,625
Arkema SA ...................... 872,467
975
Capgemini SE .................... 151,664
20,375
Cie de Saint-Gobain(a) .............. 937,095
6,750
Cie Generale des Etablissements Michelin
SCA ....................... 869,109
9,275
Ipsen SA ........................ 766,933
1,775
LVMH Moet Hennessy Louis Vuitton SE . 1,111,152
16,100
Publicis Groupe SA ................ 800,192
8,400
Schneider Electric SE ............... 1,214,030
27,950
SES SA ......................... 262,316
17,000
TOTAL SE ...................... 733,758
7,990,297
Germany — 7.1%
10,725
Brenntag AG ..................... 833,992
17,650
Daimler AG ...................... 1,251,020
22,225
Deutsche Post AG ................. 1,100,933
5,350
Henkel AG & Co. KGaA ............ 515,529
5,625
LEG Immobilien AG ............... 872,690
5,625
Merck KGaA ..................... 964,769
4,025
Volkswagen AG ................... 839,226
6,378,159
Hong Kong — 1.1%
103,000
BOC Hong Kong Holdings, Ltd. ....... 312,216
Shares Fair Value
COMMON STOCKS
— (continued)
Hong Kong — (continued)
241,050
Swire Properties, Ltd. ............... $ 700,837
1,013,053
Israel — 1.0%
6,700
Check Point Software Technologies, Ltd.(a) 890,497
890,497
Italy — 4.4%
76,700
CNH Industrial NV(a) .............. 964,151
53,975
Enel SpA ........................ 549,182
79,125
Poste Italiane SpA (b) ............... 809,351
154,325
Snam SpA ....................... 871,565
1,433,425
Telecom Italia SpA ................. 746,908
3,941,157
Japan — 27.5%
14,400
Aozora Bank, Ltd. ................. 266,270
122,000
Chiba Bank, Ltd. (The) .............. 673,229
9,600
Daiwa House Industry Co., Ltd. ........ 285,434
7,000
Fujitsu, Ltd. ...................... 1,011,748
43,200
Fukuoka Financial Group, Inc. ........ 770,038
34,600
Iida Group Holdings Co., Ltd. ......... 699,549
138,100
Inpex Corp. ...................... 744,678
38,600
ITOCHU Corp. ................... 1,110,141
18,900
Kajima Corp. ..................... 253,544
83,600
Kyushu Electric Power Co., Inc. ........ 721,205
36,000
Lixil Corp. ...................... 780,720
328,200
Mebuki Financial Group, Inc. ......... 646,666
16,500
Mitsubishi Gas Chemical Co., Inc. ...... 379,424
67,580
Mizuho Financial Group, Inc. ......... 857,738
37,800
Nippon Yusen KK ................. 881,903
26,700
Ono Pharmaceutical Co., Ltd. ......... 804,599
21,000
Otsuka Holdings Co., Ltd. ............ 899,775
98,000
Renesas Electronics Corp.(a) .......... 1,025,765
226,700
Resona Holdings, Inc. ............... 793,624
6,800
Rinnai Corp. ..................... 790,447
28,400
SBI Holdings, Inc. ................. 675,612
49,900
Seiko Epson Corp. ................. 741,521
7,000
Shimamura Co., Ltd. ............... 735,525
20,600
SoftBank Group Corp. .............. 1,599,283
20,200
Sompo Holdings, Inc. ............... 818,966
33,500
Sumitomo Mitsui Financial Group, Inc. .. 1,038,438
69,500
T&D Holdings, Inc. ................ 822,105
6,300
TDK Corp. ...................... 950,566
800
Tokyo Electron, Ltd. ................ 298,850
11,900
Toyota Industries Corp. .............. 945,468
18,500
Unicharm Corp. ................... 877,381
4,200
Yamato Holdings Co., Ltd. ........... 107,237
100,700
Z Holdings Corp. .................. 609,359
24,616,808
Netherlands — 3.1%
33,400
Koninklijke Ahold Delhaize NV ....... 942,258
22,050
NN Group NV .................... 953,227
13,600
Randstad NV(a) ................... 880,365
2,775,850

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS
— (continued)
Singapore — 2.7%
83,500
Oversea-Chinese Banking Corp., Ltd. ... $ 636,311
54,000
Venture Corp., Ltd. ................. 794,006
252,800
Wilmar International, Ltd. ............ 890,065
189,000
Yangzijiang Shipbuilding Holdings, Ltd. . 136,629
2,457,011
Spain — 0.9%
29,950
Endesa SA ....................... 821,496
821,496
Sweden — 4.7%
31,925
Electrolux AB .................... 742,797
17,325
Kinnevik AB, Class B ............... 870,350
41,425
Sandvik AB(a) .................... 1,021,688
7,775
Swedish Match AB ................. 605,057
40,275
Volvo AB, Class B(a) ............... 953,434
4,193,326
Switzerland — 11.9%
3,300
Adecco Group AG ................. 219,791
350
Barry Callebaut AG ................ 834,096
4,050
Kuehne + Nagel International AG ...... 919,020
18,375
LafargeHolcim , Ltd. ................ 1,008,563
10,950
Logitech International SA ............ 1,063,190
23,425
Nestle SA ....................... 2,769,100
10,500
Novartis AG ...................... 988,659
2,625
Roche Holding AG ................. 914,284
3,225
Sonova Holding AG(a) .............. 838,802
77,675
UBS Group AG ................... 1,093,651
10,649,156
United Kingdom — 12.1%
46,325
BHP Group PLC .................. 1,223,183
25,775
Bunzl PLC ...................... 860,573
61,500
Entain PLC(a) .................... 953,914
139,600
Evraz PLC ....................... 892,172
8,875
Ferguson PLC .................... 1,078,316
22,275
Hikma Pharmaceuticals PLC .......... 765,605
52,425
JD Sports Fashion PLC(a) ............ 615,902
210,200
Kingfisher PLC(a) ................. 776,719
183,500
Legal & General Group PLC .......... 668,750
9,150
Next PLC(a) ..................... 882,300
17,800
Rio Tinto PLC .................... 1,339,861
13,900
Royal Dutch Shell PLC, Class A ....... 243,756
132,075
Standard Life Aberdeen PLC .......... 506,244
10,807,295
Total Common Stocks
    (Cost $76,981,971) ...............
88,581,200
PREFERRED STOCKS
— 0.7%
Germany — 0.7%
3,550
Volkswagen AG ................... 663,438
Total Preferred Stocks
    (Cost $643,543) .................
663,438
Shares Fair Value
MONEY MARKET FUND
— 0.0%
United States — 0.0%
27,334
Federated Treasury Obligations Fund,
Institutional Shares(c) ........... $ 27,334
Total Money Market Fund
    (Cost $27,334) ..................
27,334
Total Investments — 99.6%
 (Cost $77,652,848) ............................
89,271,972
Net Other Assets (Liabilities) — 0.4% ............... 394,112
NET ASSETS - 100.0% ........................
$ 89,666,084
(a) Represents non-income producing security.
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC
(the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) Represents the current yield as of report date.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Industry
Percentage
of net assets
Air Freight & Logistics ......................... 1.3%
Auto Components ............................ 2.0%
Automobiles ................................ 3.1%
Banks ..................................... 7.3%
Building Products ............................ 1.9%
Capital Markets .............................. 2.5%
Chemicals .................................. 1.4%
Construction & Engineering ..................... 0.3%
Construction Materials ......................... 1.1%
Diversified Financial Services .................... 1.9%
Diversified Telecommunication Services ............ 0.8%
Electric Utilities .............................. 3.3%
Electrical Equipment .......................... 1.4%
Electronic Equipment, Instruments & Components ..... 1.9%
Food & Staples Retailing ....................... 2.0%
Food Products ............................... 5.0%
Gas Utilities ................................ 1.0%
Health Care Equipment & Supplies ................ 1.2%
Health Care Providers & Services ................. 0.9%
Hotels, Restaurants & Leisure .................... 1.1%
Household Durables ........................... 2.5%
Household Products ........................... 1.6%
Insurance ................................... 5.5%
Interactive Media & Services .................... 0.7%
IT Services ................................. 1.6%
Machinery .................................. 4.4%
Marine .................................... 2.0%
Media ..................................... 2.0%
Metals & Mining ............................. 6.6%
Money Market Fund ........................... 0.0%*
Multiline Retail .............................. 1.0%
Oil, Gas & Consumable Fuels .................... 2.8%
Pharmaceuticals .............................. 8.1%
Professional Services .......................... 1.2%
Real Estate Management & Development ............ 2.1%
Semiconductors & Semiconductor Equipment ........ 1.5%
Software ................................... 1.0%
Specialty Retail .............................. 2.4%
Technology Hardware, Storage & Peripherals ......... 2.0%
Textiles, Apparel & Luxury Goods ................. 2.4%
Tobacco ................................... 0.7%
Trading Companies & Distributors ................ 4.3%
Wireless Telecommunication Services .............. 1.8%
99.6%

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral International Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Behavioral International Equity Fund ...... $ 917,831(a) $ 88,354,141(b) $ — $ 89,271,972
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
December 31, 2020 (Unaudited)
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.